Business and Organization	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business and Organization
1.	Business and Organization
WM Technology, Inc. (the “Company”) is one of the oldest and largest marketplace and technology solutions providers exclusively servicing the cannabis industry, primarily consumers, retailers and brands in the United States state-legal and Canadian cannabis markets. The Company’s business consists of its commerce-driven marketplace, Weedmaps, and its monthly subscription software offering, WM Business. The Company’s Weedmaps marketplace provides information on the cannabis plant and the industry and advocates for legalization. The Weedmaps marketplace provides consumers with information regarding cannabis retailers and brands, as well as the strain, pricing, and other information regarding locally available cannabis products, through our website and mobile apps, permitting product discovery, access to deals and discounts, and reservation of products for pickup by consumers or delivery to consumers by participating retailers. WM Business, the Company’s subscription package, is a comprehensive set of eCommerce and compliance software solutions catered towards cannabis retailers, delivery services and brands where clients receive access to a standard listing page and its suite of software solutions, including WM Orders, WM Dispatch, WM Store, WM Dashboard, integrations and API platform, as well as access to its WM Retail and WM Exchange products, where available. The Company charges a monthly fee to clients for access to its WM Business subscription package and then offer other add-on products for additional fees, including our featured listings and our Sprout (customer relationship management) and Cannveya (delivery and logistics software) solutions. The Company sells its WM Business offering in the United States, currently offers some of its WM Business solutions in Canada and has a limited number of non-monetized listings in several other countries, including Austria, Germany, the Netherlands, Spain, and Switzerland. The Company operates in the United States, Canada, and other foreign jurisdictions where medical and/or adult cannabis use is legal under state or applicable national law. The Company is headquartered in Irvine, California.
WM Technology, Inc. was initially incorporated in the Cayman Islands on June 7, 2019 under the name “Silver Spike Acquisition Corp.” (“Silver Spike”). Silver Spike was formed for the purpose of effecting a merger, amalgamation, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. On June 16, 2021 (the “Closing Date”), Silver Spike consummated the business combination (the “Business Combination”), pursuant to that certain Agreement and Plan of Merger, dated December 10, 2020 (the “Merger Agreement”), by and among Silver Spike, Silver Spike Merger Sub LLC, a Delaware limited liability company and a wholly owned direct subsidiary of Silver Spike Acquisition Corp. (“Merger Sub”), WM Holding Company, LLC, a Delaware limited liability company (when referred to in its pre-Business Combination capacity, “Legacy WMH” and following the Business Combination, “WMH LLC”), and Ghost Media Group, LLC, a Nevada limited liability company, solely in its capacity as the initial holder representative (the “Holder Representative”). On the Closing Date, and in connection with the closing of the Business Combination (the “Closing”), Silver Spike was domesticated and continues as a Delaware corporation, changing its name to WM Technology, Inc.
The Company was reorganized into an Up-C structure, in which substantially all of the assets and business of the Company are held by WMH LLC and continue to operate through WMH LLC and its subsidiaries, and WM Technology, Inc.’s material assets are the equity interests of WMH LLC indirectly held by it. Legacy WMH was determined to be the accounting acquirer in the Business Combination, which was accounted for as a reverse recapitalization in accordance with accounting principles generally accepted in the United States of America (“GAAP”).